UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07528
                 ----------------------------------------------

                       Insured Municipal Income Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[UBS LOGO] Global Asset
           Management


Insured Municipal
Income Fund Inc.
Semiannual Report
September 30, 2003

Insured Municipal Income Fund Inc.

November 14, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for Insured Municipal Income Fund Inc. for the six months ended September 30, 2003.

PERFORMANCE

For the six months ended September 30, 2003, Insured Municipal Income Fund Inc.'s net asset value return was 2.07%. On a market price basis, the Fund's return was 3.37%. During the same time period, the Fund's peer group, as measured by the Lipper Insured Municipal Debt Funds (Leveraged) Median, generated net asset value and market price returns of 3.23% and 1.63%, respectively. (For more performance information, please refer to "Performance At A Glance" on page 6).

The Fund used leverage during the fiscal period, which was 31.7% of total assets as of September 30, 2003. Leverage can magnify returns on the upside and on the downside, and can create wider dispersions of returns within the Fund's peer group.

AN INTERVIEW WITH PORTFOLIO MANAGER WILLIAM VERONDA

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in April 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth came in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

     The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an up-tick in economic growth that ultimately resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP estimate of 7.2%--far higher than anticipated, and the sharpest recorded advance since 1984. Consumer and business spending provided significant impetus behind this figure; consumer spending rose 6.6%, its highest rate since 1988, while business spending surged 11.1%, its best posting since the first quarter of 2000.


----------------------------
INSURED MUNICIPAL
INCOME FUND INC.

INVESTMENT GOAL:
High level of current
income exempt from
federal income tax,
consistent with preservation
of capital.

PORTFOLIO MANAGER:
William Veronda,
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
June 8, 1993

NYSE SYMBOL:
PIF

DIVIDEND PAYMENTS:
Monthly
----------------------------


--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Q.   WHAT WERE SOME OF THE OTHER FACTORS AFFECTING THE ECONOMY?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income on hand.

     Conversely, for much of the period, corporations postponed major purchases as they waited for clearer indications of a sustainable economic upturn. More recently, there have been early signs that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will create new jobs.

Q.   HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING
     ECONOMY?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. The Fed had taken the position that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed made it clear that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

     Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position by noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q.   HOW DID THE BOND MARKET PERFORM DURING THE SIX-MONTH PERIOD?

A. During the first two months of the period, yields fell and prices rose as investors were drawn to the relative safety offered by fixed income securities, including municipal bonds, amid ongoing economic and geopolitical uncertainty. This scenario changed when, beginning in June 2003, fixed income prices began to fall. The combined forces that triggered this selloff were a less-than-hoped-for cut in the fed funds rate, a lessening of concerns regarding the potential for widespread deflation, and increasing fears that an improving economy would lead to higher inflation and a less accommodative fiscal policy. The selloff gained momentum in July before stabilizing during August and September of 2003. Mixed signals in terms of the economy--including stubbornly high unemployment--coupled with heightened geopolitical concerns, helped the bond market recoup some of its losses late in the review period.

--------------------------------------------------------------------------------
2

Insured Municipal Income Fund Inc.


Q. MUCH HAS BEEN SAID ABOUT THE COUNTRY'S RISING BUDGET DEFICIT. HOW HAS THIS AFFECTED THE MUNICIPAL BOND MARKET?

A. At the federal level, the US Treasury Department estimates that the federal budget deficit was between $370 and $380 billion as of the fiscal year ended September 30, 2003. On a state and local level, budgets that were developed using a "best case" scenario that factored in a strong economy and robust capital gains revenues, operated in an environment characterized by an uneven economy and a lengthy bear market. As a result, tax revenues were less than projected. Although the final numbers have not yet been released, it is projected that over 90% of the states are experiencing shortfalls, and state and local budget deficits could ultimately come in at $50 billion for the fiscal year. Furthermore, many states expect budget shortfalls for fiscal year 2004. While a portion of the state and local shortfalls has been met by drawing down on previous surpluses, these have now been largely depleted. As a result, federal, state and local governments have increased their debt issuance. To a great extent, the marketplace has thus far absorbed this added supply.

Q.   HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?

A. The Fund's duration was generally in line with that of the Lehman Municipal Bond Index during the period. In terms of sector positioning, we continued to emphasize essential service revenue bonds, including those issued by revenue-producing utilities such as water and sewer authorities. We also liked the fundamentals of certain airport revenue bonds. While there continue to be problems with the airline industry, the need for airfreight and transportation remains, and demand should increase as the economy strengthens.

     To increase the Fund's level of diversification and maximize investment opportunities, we increased our exposure to investment grade securities whose ratings are among the very highest. These holdings are those that have achieved AAA status on their own merits, without the benefit of insurance. Issuers of these types of credits include Columbia University in New York, which issues bonds through the New York State Dormitory Authority, and Texas A&M University, whose bonds are effectively secured by US Treasuries.

Q.   CAN YOU PROVIDE SOME EXAMPLES OF NOTEWORTHY PERFORMERS DURING THE PERIOD?

A. A number of the Fund's holdings appreciated significantly in price during the period, then were subsequently sold when we felt they had become overvalued. This occurred, for example, with a block of Chicago long-term revenue bonds.

Q.   CAN YOU GIVE SOME EXAMPLES OF HOLDINGS THAT DID NOT MEET YOUR EXPECTATIONS?

A. Securities in the portfolio are constantly monitored to identify possible signs of deteriorating underlying credits. During the period, we sold several holdings that fell into this category, including Birmingham Baptist Medical Center and University of California revenue bonds.

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.


Q.   WERE THERE ANY MATERIAL CHANGES TO YOUR INVESTMENT STRATEGY DURING THE
     PERIOD?

A. Up until recently, the Fund had a policy of investing substantially all of its assets in municipal obligations having maturities in excess of 10 years at the time of purchase. In July 2003, the Fund's Board of Directors approved the elimination of this restriction, allowing the Fund increased freedom to invest in shorter-term securities. As a result, while we anticipate that the majority of the Fund's portfolio will retain its longer-term bias, this change will allow us greater flexibility in pursuing compelling opportunities in the marketplace. For example, in the time since the policy change went into effect, we purchased Metropolitan Pier & Expo District Illinois bonds, due in 2010, which we believe are very attractively priced and offer an attractive effective yield.

Q.   HOW DO YOU ANTICIPATE POSITIONING THE FUND'S PORTFOLIO GOING FORWARD?

A. Looking ahead, we anticipate keeping the Fund's duration close to that of the Lehman Municipal Bond Index. As we've seen in recent months, interest rate movements can occur rapidly. Given the mixed signals surrounding the economy, we would expect this type of volatility to continue in the months ahead. In terms of the underlying portfolio, we expect to continue our long-held emphasis on essential service revenue bonds, especially in light of the mounting budget deficits. We also intend to maintain our high-quality bias, and to continue to employ careful credit analysis on securities being considered for the Fund, as well as on those currently held in the portfolio.

--------------------------------------------------------------------------------
4

Insured Municipal Income Fund Inc.


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
Insured Municipal Income Fund Inc.
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ William Veronda

WILLIAM VERONDA
PORTFOLIO MANAGER
Insured Municipal Income Fund Inc.
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.



* Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.


PERFORMANCE AT A GLANCE

AVERAGE ANNUAL RETURN, PERIODS ENDED 9/30/03
NET ASSET VALUE RETURN              6 MONTHS    1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.    2.07%      3.51%       5.13%       5.41%
--------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
  (Leveraged) Median                  3.23%      4.41%       5.76%       6.09%
--------------------------------------------------------------------------------

MARKET PRICE RETURN
--------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.    3.37%      2.65%       5.60%       5.54%
--------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
  (Leveraged) Median                  1.63%      3.46%       5.40%       6.31%
--------------------------------------------------------------------------------

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of less than one year are cumulative. Returns do not include brokerage commissions or taxes paid on realized capital gains.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

SHARE PRICE, DIVIDEND AND YIELDS AS OF 9/30/03
--------------------------------------------------------------------------------
Market Price                                                              $14.03
.................................................................................
Net Asset Value (per share applicable to common shareholders)             $15.66
.................................................................................
12-Month Net Investment Income Dividend (ended 9/30/03)                   $0.840
.................................................................................
September 2003 Dividend                                                   $0.070
.................................................................................
Market Yield*                                                              5.99%
.................................................................................
NAV Yield*                                                                 5.36%
.................................................................................
IPO Yield*                                                                 5.60%
.................................................................................

* Market yield is calculated by multiplying the September dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the September dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the September dividend by 12 and dividing by the initial public offering price of $15 per share. Prices and yields will vary.

--------------------------------------------------------------------------------
6

Insured Municipal Income Fund Inc.

PORTFOLIO STATISTICS

CHARACTERISTICS                  9/30/03                      3/31/03                      9/30/02
-----------------------------------------------------------------------------------------------------
Net Assets Applicable to
 Common Shareholders (mm)        $323.1                       $325.1                       $329.3
......................................................................................................
Weighted Average Maturity*      13.5 yrs                     14.1 yrs                     12.9 yrs
......................................................................................................
Weighted Average Duration*       5.2 yrs                      4.4 yrs                      3.2 yrs
......................................................................................................
Weighted Average Coupon*            4.9%                         5.4%                         5.5%
......................................................................................................
AMT Paper**                         0.0%                         0.0%                         0.0%
......................................................................................................
Leverage**                         31.7%                        31.1%                        31.0%
......................................................................................................
Callable/Maturing
 Within Five Years*                14.7%                        16.6%                        26.5%
......................................................................................................
Callable/Maturing
 Beyond Five Years*                85.3%                        83.4%                        73.5%
......................................................................................................

CREDIT QUALITY***                9/30/03                      3/31/03                      9/30/02
......................................................................................................
AAA/Aaa                           128.8%                       142.6%                       140.5%
......................................................................................................
SP-1/MIG-1                          1.3                           --                          2.8
......................................................................................................
A1/P1                              14.6                          3.7                          0.3
......................................................................................................
Liabilities in Excess of
 Other Assets                        --                         (0.2)                          --
......................................................................................................
Other Assets in Excess
 of Liabilities                     1.7                           --                          2.0
......................................................................................................
Liquidation Value of Auction
 Preferred Shares                 (46.4)                       (46.1)                       (45.6)
......................................................................................................
TOTAL                             100.0%                       100.0%                       100.0%
......................................................................................................

TOP 10 STATES***                 9/30/03                      3/31/03                      9/30/02
-----------------------------------------------------------------------------------------------------
Texas                              27.6%  Texas                 28.3%  Texas                 27.0%
......................................................................................................
California                         21.0   Illinois              17.9   Illinois              17.7
......................................................................................................
Illinois                           19.1   Pennsylvania          13.4   Pennsylvania          13.9
......................................................................................................
New York                           13.0   Rhode Island          10.5   Rhode Island          10.2
......................................................................................................
Massachusetts                       7.0   California             8.6   Indiana                6.7
......................................................................................................
Rhode Island                        6.2   Indiana                7.4   Kentucky               5.7
......................................................................................................
Washington                          6.1   North Carolina         7.0   Washington             5.2
......................................................................................................
Nevada                              5.6   Alabama                4.8   California             4.9
......................................................................................................
North Carolina                      5.5   Michigan               3.9   Alabama                4.6
......................................................................................................
Pennsylvania                        4.4   Massachusetts          3.9   Michigan               4.6
......................................................................................................
TOTAL                             115.5%                       105.7%                       100.5%
......................................................................................................

TOP FIVE SECTORS***              9/30/03                      3/31/03                      9/30/02
......................................................................................................
Power                              33.6%  Power                 32.5%  Water                 28.9%
......................................................................................................
Water                              30.8   Pre-refunded          20.1   Power                 27.1
......................................................................................................
Escrow-to-maturity                 16.1   Escrow-to-maturity    16.8   Hospital              22.7
......................................................................................................
Hospital                           10.1   Water                 14.6   General Obligations   14.1
......................................................................................................
Airport                             8.4   Hospital               9.8   Sales Tax             13.4
......................................................................................................
TOTAL                              99.0%                        93.8%                       106.2%
......................................................................................................

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**  As a percentage of total assets as of the dates indicated.

*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard & Poor's Rating Group and Moody's Investor Services, Inc. Both are independent rating agencies.

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)

PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--128.83%
=======================================================================================================
ALABAMA--1.28%
$ 1,590  Alabama Water Pollution
           Control Authority
           Revolving Fund Loan-
           Series A (AMBAC Insured)              Aaa      AAA      08/15/17      6.750%      $1,745,597
........................................................................................................
  2,265  Jefferson County Sewer
           Revenue-Series A
           (FGIC Insured)                        Aaa      AAA      02/01/27      5.375        2,381,059
........................................................................................................
                                                                                              4,126,656
-------------------------------------------------------------------------------------------------------
CALIFORNIA--20.97%
 10,000  California State Department
           of Water Resources Power
           Supply Revenue-Series A
           (AMBAC Insured)                       Aaa      AAA      05/01/16      5.500       11,182,700
........................................................................................................
  4,000  California State Department
           of Water Resources Water
           Revenue-Series W
           (FSA Insured)                         Aaa      AAA      12/01/14      5.500        4,645,680
........................................................................................................
     30  California State General
           Obligation (FGIC Insured)             Aaa      AAA      11/01/12      7.000           32,471
........................................................................................................
  3,125  Contra Costa Water District
           Water Revenue-Series L
           (FSA Insured)                         Aaa      AAA      10/01/19      5.000        3,301,219
........................................................................................................
  5,000  Contra Costa Water District
           Water Revenue-Refunding-
           Series M (FSA Insured)                Aaa      AAA      10/01/18      5.000        5,353,500
........................................................................................................
  2,000  Long Beach Finance Authority
           Lease Revenue-Aquarium
           of the South Pacific
           (AMBAC Insured)                       Aaa      AAA      11/01/15      5.500        2,258,480
........................................................................................................
  8,475  Los Angeles County Sanitation
           Districts Financing Authority
           Revenue-Capital Project-
           Series A (FSA Insured)                Aaa      AAA      10/01/20      5.000        8,917,988
........................................................................................................
  5,000  Los Angeles General
           Obligation-Series A
           (MBIA Insured)                        Aaa      AAA      09/01/21      5.000        5,196,700
........................................................................................................
  3,000  Los Angeles University School
           District-Series A
           (FSA Insured)                         Aaa      AAA      07/01/20      5.250        3,234,810
........................................................................................................
  7,000  Los Angeles Water & Power
           Revenue-Power Systems-
           Series A-A-1 (FSA Insured)            Aaa      AAA      07/01/21      5.250        7,459,550
........................................................................................................
  3,000  Los Angeles Water & Power
           Revenue-Power Systems-
           Series A-SubSeries A-2
           (MBIA Insured)                        Aaa      AAA      07/01/16      5.000        3,257,790
........................................................................................................

--------------------------------------------------------------------------------
8

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------
CALIFORNIA--(CONCLUDED)
$ 1,000  Marin Municipal Water
           District Water Revenue
           (AMBAC Insured)                       Aaa      AAA      07/01/18      5.000%      $1,063,300
........................................................................................................
  7,000  Sacramento Municipal Utility
           Revenue-Mud-Series R
           (MBIA Insured)                        Aaa      AAA      08/15/19      5.000        7,425,250
........................................................................................................
  4,000  San Francisco City & County
           Airport Commission
           International Airport-
           Second Series 27B
           (FGIC Insured)                        Aaa      AAA      05/01/15      5.250        4,409,480
........................................................................................................
                                                                                             67,738,918
-------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.39%
  4,000  District of Columbia Hospital
           Revenue-Medlantic
           Healthcare-Series A
           (Escrowed to Maturity)
           (MBIA Insured)                        Aaa      AAA      08/15/14      5.750        4,500,960
........................................................................................................
GEORGIA--1.01%
  1,015  Columbus Building Authority
           Lease Revenue-Series A
           (FGIC Insured)                        Aaa      AAA      01/01/16      5.250        1,143,184
........................................................................................................
  2,000  Georgia Municipal Electric
           Authority Power Revenue-
           Series A (FSA Insured)                Aaa      AAA      01/01/18      5.000        2,134,140
........................................................................................................
                                                                                              3,277,324
-------------------------------------------------------------------------------------------------------
ILLINOIS--16.22%
  8,400  Chicago O'Hare International
           Airport Revenue-Second
           Lien-Series A (MBIA Insured)          Aaa      AAA      01/01/15      6.375        9,067,632
........................................................................................................
  3,000  Chicago O'Hare International
           Airport Revenue-Second
           Lien-Series B (MBIA Insured)          Aaa      AAA      01/01/15      5.500        3,069,420
........................................................................................................
  7,325  Chicago Project & Refunding-
           Series A (AMBAC Insured)              Aaa      AAA      01/01/42      5.000        7,349,685
........................................................................................................
  1,000  Chicago Project & Refunding-
           Series A (MBIA Insured)               Aaa      AAA      01/01/14      5.500        1,121,500
........................................................................................................
  4,600  Chicago Public Building
           Commission-Building
           Revenue-Series A
           (Pre-refunded with U.S.
           Government Securities to
           12/01/03 @ 102)
           (MBIA Insured)                        Aaa      AAA      12/01/18      5.750        4,729,214
........................................................................................................
  4,000  Illinois Development Finance
           Authority Pollution Control
           Revenue-Commonwealth
           Edison Co. Project-Series D
           (AMBAC Insured)                       Aaa      AAA      03/01/15      6.750        4,373,280
........................................................................................................

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------
ILLINOIS--(CONCLUDED)
$ 4,500  Illinois Health Facilities
           Authority Revenue-
           Franciscan Sisters Health
           Care-Series C (Escrowed to
           Maturity) (MBIA Insured)              Aaa      AAA      09/01/18      5.750%      $5,308,425
........................................................................................................
  2,000  Illinois Sales Tax Revenue-
           Series 2 (FGIC Insured)               Aaa      AAA      06/15/16      5.500        2,309,440
........................................................................................................
  3,000  Kane McHenry Cook &
           De Kalb Counties-United
           School District No. 300
           (MBIA Insured)                        Aaa      AAA      12/01/15      5.500        3,383,730
........................................................................................................
  5,000  Metropolitan Pier & Exposition
           Authority-Illinois Dedicated
           State Tax Capital Appreciation
           Series A-2002
           (FGIC Insured)                        Aaa      AAA      06/15/10      6.650#       3,985,300
........................................................................................................
  2,395  Metropolitan Pier & Exposition
           Authority-Illinois Dedicated
           State Tax-Pre-refunded-
           Series A-2002
           (FGIC Insured)                        Aaa      AAA      12/15/23      5.500        2,707,069
........................................................................................................
  4,850  Metropolitan Pier & Exposition
           Authority-Illinois McCormick
           Place Expansion-Series A
           (MBIA Insured)                        Aaa      AAA      06/15/42      5.250        4,994,287
........................................................................................................
                                                                                             52,398,982
-------------------------------------------------------------------------------------------------------
INDIANA--0.34%
  1,000  Indiana University Revenue-
           Student Fee-Series 0
           (FGIC Insured)                        Aaa      AAA      08/01/18      5.250        1,095,660
........................................................................................................
MAINE--2.52%
  7,890  Maine Health & Higher
           Educational Facilities
           Authority Revenue-
           Series A (Escrowed to
           Maturity) (FSA Insured)               Aaa      AAA      07/01/23      5.500        8,098,006
........................................................................................................
     30  Maine Health & Higher
           Educational Facilities
           Authority Revenue-
           Series B (Pre-refunded
           with U.S. Government
           Securities to 07/01/04 @
           102) (FSA Insured)                    Aaa      AAA      07/01/24      7.000           31,941
........................................................................................................
                                                                                              8,129,947
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.37%
 10,000  Massachusetts State Health &
           Educational Facilities
           Authority Revenue-
           Massachusetts Institute
           of Technology-Series L                Aaa      AAA      07/01/23      5.000       10,676,200
........................................................................................................

--------------------------------------------------------------------------------
10

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--(CONCLUDED)
$ 2,800  MASSACHUSETTS WATER POLLUTION
           ABATEMENT TRUST MWRA
           PROGRAM-SERIES A                      AAA      AAA      08/01/20      5.250%      $3,021,424
........................................................................................................
  3,390  Massachusetts Water Pollution
           Abatement Trust Pool
           Program Bonds-Series-8                Aaa      AAA      08/01/17      5.000        3,655,776
........................................................................................................
                                                                                             17,353,400
-------------------------------------------------------------------------------------------------------
MICHIGAN--3.67%
  4,475  Eastern Michigan University
           Revenue-Series A
           (FGIC Insured)                        Aaa      AAA      06/01/19      5.000        4,764,174
........................................................................................................
  2,880  Michigan Municipal Bond
           Authority Clean Water
           Revenue Fund                          Aaa      AAA      10/01/19      5.250        3,143,088
........................................................................................................
  3,625  Michigan Municipal Bond
           Authority Clean Water
           Revenue Revolving Fund                Aaa      AAA      10/01/18      5.250        3,960,784
........................................................................................................
                                                                                             11,868,046
-------------------------------------------------------------------------------------------------------
MINNESOTA--1.65%
  5,015  Minneapolis & St. Paul
           Metropolitan Airports
           Commission Airport
           Revenue-SubSeries A
           (MBIA Insured)                        Aaa      AAA      01/01/19      5.000        5,315,699
........................................................................................................
MISSOURI--1.63%
  1,740  St. Louis Airport Revenue-
           Capital Improvement
           Project-Series A
           (MBIA Insured)                        Aaa      AAA      07/01/15      5.375        1,927,294
........................................................................................................
  2,035  St. Louis Airport Revenue-
           Capital Improvement
           Project-Series A
           (MBIA Insured)                        Aaa      AAA      07/01/16      5.375        2,247,698
........................................................................................................
  1,000  St. Louis Airport Revenue-
           Capital Improvement
           Project-Series A
           (MBIA Insured)                        Aaa      AAA      07/01/18      5.375        1,089,840
........................................................................................................
                                                                                              5,264,832
-------------------------------------------------------------------------------------------------------
NEVADA--3.64%
  4,000  Washoe County Gas &
           Water Facilities Revenue-
           Sierra Pacific Power Co.
           Project-Series B
           (MBIA Insured)                        Aaa      AAA      06/01/23      5.900        4,092,520
........................................................................................................
  7,500  Washoe County Water
           Facilities Revenue-Sierra
           Pacific Power Co.
           Project-Series A
           (MBIA Insured)                        Aaa      AAA      06/01/23      5.900        7,673,475
........................................................................................................
                                                                                             11,765,995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------
NEW JERSEY--1.65%
$ 5,000  Salem County Industrial
           Pollution Control Finance
           Authority Revenue-Public
           Service Electric & Gas-
           Series D (MBIA Insured)               Aaa      AAA      10/01/29      6.550%      $5,340,500
-------------------------------------------------------------------------------------------------------
NEW MEXICO--2.78%
  8,850  Gallup Pollution Control
           Revenue-Plains Electric
           Generation (MBIA Insured)             Aaa      AAA      08/15/17      6.650        8,977,794
-------------------------------------------------------------------------------------------------------
NEW YORK--5.74%
  2,920  New York State Dormitory
           Authority Revenue-
           Columbia University-
           Series A                              Aaa      AAA      07/01/16      5.125        3,237,696
........................................................................................................
  3,000  New York State Dormitory
           Authority Revenue-Sloan
           Kettering Center-Series 1
           (MBIA Insured)                        Aaa      AAA      07/01/16      5.000        3,252,720
........................................................................................................
  2,000  Long Island Power Authority
           Electric System Revenue-
           Series A (FSA Insured)                Aaa      AAA      12/01/22      5.125        2,085,840
........................................................................................................
  5,000  Metropolitan Transportation
           Authority Revenue-Series A
           (AMBAC Insured)                       Aaa      AAA      11/15/16      5.500        5,650,050
........................................................................................................
  4,000  Metropolitan Transportation
           Authority Revenue-Series A
           (FGIC Insured)                        Aaa      AAA      11/15/17      5.000        4,326,720
........................................................................................................
                                                                                             18,553,026
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA--5.55%
 15,000  North Carolina Eastern
           Municipal Power Agency
           Power System Revenue-
           (AMBAC Insured)                       Aaa      AAA      01/01/18      6.000       17,926,050
-------------------------------------------------------------------------------------------------------
OHIO--0.66%
  1,870  Ohio Water Development
           Authority-Pollution Control
           Facilities Revenue-Water
           Control Loan Fund-Water
           Quality Series
           (MBIA Insured)                        Aaa      AAA      06/01/13      5.500        2,118,018
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.86%
  6,130  North Wales Water Authority-
           Series A (FGIC Insured)               Aaa      AAA      11/01/16      5.500        6,150,781
........................................................................................................
  1,000  Philadelphia General
           Obligation (FSA Insured)              Aaa      AAA      03/15/13      5.250        1,104,910
........................................................................................................
  1,000  Philadelphia General
           Obligation (FSA Insured)              Aaa      AAA      03/15/14      5.250        1,103,260
........................................................................................................
  3,750  Philadelphia School District-
           Series A (MBIA Insured)               Aaa      AAA      04/01/16      5.250        4,118,437
........................................................................................................
                                                                                             12,477,388
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------
RHODE ISLAND--6.15%
$10,000  Rhode Island Depositors
           Economic Protection Corp.
           Special Obligation-Series A
           (Escrowed to Maturity)
           (FSA Insured)                         NR       AAA      08/01/14      5.750%     $11,914,500
........................................................................................................
  7,000  Rhode Island Depositors
           Economic Protection Corp.
           Special Obligation-Series B
           (Pre-refunded with U.S.
           Government Securities
           to 02/01/11 @ 100)
           (MBIA Insured)                        Aaa      AAA      08/01/21      5.250        7,959,840
........................................................................................................
                                                                                             19,874,340
-------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.18%
  2,625  Charleston County Hospital
           Facilities Revenue-Bon
           Secours Health System
           Project (Escrowed to
           Maturity) (FSA Insured)               Aaa      AAA      08/15/25      5.625        2,685,611
........................................................................................................
  1,000  Myrtle Beach Water & Sewer
           Revenue System
           (FGIC Insured)                        Aaa      AAA      03/01/15      5.375        1,133,010
........................................................................................................
                                                                                              3,818,621
-------------------------------------------------------------------------------------------------------
TEXAS--27.52%
  7,945  Bexar Metropolitan Water
           District Waterworks System
           Revenue-(MBIA Insured)                Aaa      AAA      05/01/22      5.875        8,582,348
........................................................................................................
  2,000  Corpus Christi Utilities System
           Revenue-Refunding &
           Improvement (FSA Insured)             Aaa      AAA      07/15/17      5.250        2,194,520
........................................................................................................
  2,120  Frisco Certificates Obligation
           Series A (FGIC Insured)               Aaa      AAA      02/15/14      5.250        2,324,580
........................................................................................................
  3,000  Harris County Toll Road
           Sub-Lien (FGIC Insured)               Aaa      AAA      08/01/09      6.000        3,536,970
........................................................................................................
  6,000  Houston Water & Sewer
           System Revenue-Junior
           Lien-Series A (FSA Insured)           Aaa      AAA      12/01/15      5.500        6,755,220
........................................................................................................
  7,000  Houston Water & Sewer
           System Revenue-Junior
           Lien-Series C (FGIC Insured)          Aaa      AAA      12/01/22      5.250        7,364,350
........................................................................................................
  2,000  Jefferson County
           (FGIC Insured)                        Aaa      AAA      08/01/20      5.250        2,145,940
........................................................................................................
 10,000  Lubbock Health Facilities
           Development Corp.-
           Hospital Revenue-
           Methodist Hospital-
           Series A (Pre-refunded
           with U.S. Government
           Securities to 12/01/05 @
           100) (AMBAC Insured)                  Aaa      AAA      12/01/22      5.900       11,004,700
........................................................................................................

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-------------------------------------------------------------------------------------------------------
TEXAS--(CONCLUDED)
$ 9,005  Matagorda County Navigation
           District No. 1 Revenue-
           Houston Light & Power-
           Series A (AMBAC Insured)              Aaa      AAA      03/01/27      6.700%      $9,131,791
........................................................................................................
  7,900  North Texas Turnpike Authority
           Dallas North Turnpike
           Systems Revenue-
           Series A (AMBAC Insured)              Aaa      AAA      01/01/21      5.000        8,213,946
........................................................................................................
 13,000  San Antonio Electric &
           Gas Revenue-(Escrowed
           to Maturity)                          Aaa      AAA      02/01/19      5.650       15,227,680
........................................................................................................
    155  San Antonio Water
           Revenue (MBIA Insured)                Aaa      AAA      05/15/16      6.000          177,924
........................................................................................................
    720  San Antonio Water
           Revenue-(Pre-refunded
           with U.S. Government
           Securities to 05/15/07 @
           100) (MBIA Insured)                   Aaa      AAA      05/15/16      6.000          849,341
........................................................................................................
  6,110  Texas A&M University
           Fund Refunded                         Aaa      NR       07/01/17      5.250        6,783,933
........................................................................................................
  4,170  Williamson County General
           Obligation (FSA Insured)              Aaa      AAA      02/15/17      5.500        4,629,826
........................................................................................................
                                                                                             88,923,069
-------------------------------------------------------------------------------------------------------
UTAH--2.07%
  2,000  Utah Municipal Power
           System Revenue-Payson
           Power Project-Series A
           (FSA Insured)                         Aaa      AAA      04/01/17      5.250        2,204,340
........................................................................................................
  2,085  Utah Municipal Power
           System Revenue-Payson
           Power Project-Series A
           (FSA Insured)                         Aaa      AAA      04/01/18      5.000        2,223,006
........................................................................................................
  2,055  Utah Water Finance Agency
           Revenue-Pooled Loan
           Financing Program-Series C
           (AMBAC Insured)                       Aaa      NR       10/01/18      5.250        2,244,348
........................................................................................................
                                                                                              6,671,694
-------------------------------------------------------------------------------------------------------
WASHINGTON--6.13%
  2,220  Cowlitz County School
           District No. 458 Kelso                Aaa      NR       12/01/15      5.750        2,553,000
........................................................................................................
  1,000  Cowlitz County School
           District No. 458 Kelso                Aaa      NR       12/01/18      5.750        1,131,780
........................................................................................................
  2,000  Energy Northwest Electric
           Revenue-Columbia
           Generator Station-
           Series F (MBIA Insured)               Aaa      AAA      07/01/18      5.000        2,133,440
........................................................................................................
  2,175  Energy Northwest Electric
           Revenue-Project No. 1-
           Series A (MBIA Insured)               Aaa      AAA      07/01/15      5.750        2,496,878
........................................................................................................

--------------------------------------------------------------------------------
14

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
-------------------------------------------------------------------------------------------------------
WASHINGTON--(CONCLUDED)
$ 2,000  KING COUNTY SCHOOL DISTRICT
           NO. 403 RENTON
           (FGIC INSURED)                        AAA      AAA      12/01/14      5.250%      $2,192,800
........................................................................................................
  5,000  Seattle Water
           Systems Revenue                       Aaa      AAA      09/01/19      5.000        5,313,250
........................................................................................................
  3,625  Snohomish County School
           District No. 015 Edmonds
           (FGIC Insured)                        Aaa      AAA      12/01/15      5.250        3,974,450
........................................................................................................
                                                                                             19,795,598
-------------------------------------------------------------------------------------------------------
WEST VIRGINIA--3.88%
 10,000  Marshall County Pollution
           Control Revenue-Ohio
           Power Project-Series D
           (MBIA Insured)                        Aaa      AAA      04/01/22      5.900       10,233,900
........................................................................................................
  2,245  West Virginia Water
           Development Authority
           Water Development
           Revenue-Loan Program II
           Series A-II (FSA Insured)             Aaa      AAA      11/01/29      5.750        2,299,105
........................................................................................................
                                                                                             12,533,005
-------------------------------------------------------------------------------------------------------
WISCONSIN--1.97%
  1,500  Wisconsin State Health &
           Educational Facilities
           Authority Revenue-Bellin
           Memorial Hospital
           (AMBAC Insured)                       Aaa      AAA      02/15/19      5.500        1,534,830
........................................................................................................
  3,500  Wisconsin State Health &
           Educational Facilities
           Authority Revenue-
           Hospital Sisters Health
           Services (MBIA Insured)               Aaa      AAA      06/01/18      5.375        3,580,780
........................................................................................................
  1,105  Ladysmith-Hawkins School
           District Refunding
           (FGIC Insured)                        Aaa      NR       04/01/20      5.500        1,250,529
........................................................................................................
                                                                                              6,366,139
-------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Bonds (cost--$398,623,354)                                        416,211,661
-------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--15.92%
-------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.09%
    300  District of Columbia
           Revenue-Multi-Modal
           Medlantic-Series B
           (FSA Insured)                         VMIG-1   A-1+     10/01/03      1.250*         300,000
-------------------------------------------------------------------------------------------------------
ILLINOIS--2.88%
  7,000  Illinois Health Facilities
           Authority Revenue-
           Resurrection Health-
           Series A (FSA Insured)                VMIG-1   A-1      10/01/03      1.200*       7,000,000
........................................................................................................

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONTINUED)
-------------------------------------------------------------------------------------------------------
ILLINOIS--(CONCLUDED)
$ 2,100  Illinois Health Facilities
           Authority Revenue-
           University of Chicago
           Hospital Project-Series C
           (MBIA Insured)                        VMIG-1   A-1+     10/01/03      1.150%*     $2,100,000
........................................................................................................
    200  Illinois Health Facilities
           Authority Revenue-
           University of Chicago
           Hospitals (MBIA Insured)              VMIG-1   A-1      10/01/03      1.250*         200,000
........................................................................................................
                                                                                              9,300,000
-------------------------------------------------------------------------------------------------------
LOUISIANA--0.20%
    650  Louisiana Public Facilities
           Authority Revenue-
           Industrial Development-
           Kenner Hotel Ltd.                     P1       NR       10/01/03      1.150*         650,000
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.64%
  5,300  Massachusetts State Health &
           Education Facilities Authority
           Revenue-Capital Assets
           Program-Series D
           (MBIA Insured)                        VMIG-1   NR       10/01/03      1.150*       5,300,000
-------------------------------------------------------------------------------------------------------
MISSOURI--0.69%
  2,240  Missouri State Health &
           Educational Facilities
           Authority Health Facilities
           Revenue-Cox Health
           Systems (AMBAC Insured)               VMIG-1   A-1      10/01/03      1.230*       2,240,000
-------------------------------------------------------------------------------------------------------
NEVADA--1.92%
  6,200  CLARK COUNTY SCHOOL
           DISTRICT-SERIES A
           (FSA INSURED)                         VMIG-1   A-1+     10/01/03      1.150*       6,200,000
-------------------------------------------------------------------------------------------------------
NEW YORK--7.26%
  1,900  New York City General
           Obligation-Series B-2-
           SubSeries B-5
           (MBIA Insured)                        VMIG-1   A-1+     10/01/03      1.150*       1,900,000
........................................................................................................
  2,800  New York City General
           Obligation-Series H-
           SubSeries H-2
           (MBIA Insured)                        VMIG-1   A-1      10/01/03      1.150*       2,800,000
........................................................................................................
  8,600  New York City Municipal
           Water Finance Authority
           Water & Sewer Systems
           Revenue-Series A
           (FGIC Insured)                        VMIG-1   A-1+     10/01/03      1.200*       8,600,000
........................................................................................................
 10,160  New York City Municipal
           Water Finance Authority
           Water & Sewer Systems
           Revenue-Series C
           (FGIC Insured)                        VMIG1    A-1+     10/01/03      1.150*      10,160,000
.........................................................................................................
                                                                                             23,460,000
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

Insured Municipal Income Fund Inc.

Portfolio of Investments -- September 30, 2003 (unaudited)


PRINCIPAL
 AMOUNT                                       MOODY'S     S&P     MATURITY     INTEREST
  (000)                                        RATING   RATING      DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BONDS--(CONCLUDED)
-------------------------------------------------------------------------------------------------------
OKLAHOMA--0.62%
$ 1,990  Oklahoma Industrial
           Authority Revenue-
           Refunding Integris
           Baptist-Series B
           (MBIA Insured)                        VMIG-1   A-1+     10/01/03      1.250%*     $1,990,000
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.53%
   1,700 PHILADELPHIA HOSPITALS &
           HIGHER EDUCATION
           FACILITIES AUTHORITY
           REVENUE-CHILDRENS
           HOSPITAL PROJECT-SERIES D
           (MBIA INSURED)                        VMIG-1   A-1+     10/01/03      1.220*       1,700,000
-------------------------------------------------------------------------------------------------------
TEXAS--0.09%
    100  Bell County Health
           Facilities Development
           Corp. Revenue-Scott &
           White Memorial Hospital-
           Series B-2 (MBIA Insured)             VMIG-1   A-1+     10/01/03      1.250*         100,000
........................................................................................................
    200  Harris County Health
           Facilities Development
           Corporate Revenue-
           Methodist Hospital                    NR       A-1+     10/01/03      1.250*         200,000
........................................................................................................
                                                                                                300,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost--$51,440,000)                                         51,440,000
-------------------------------------------------------------------------------------------------------
Total Investments (cost--$450,063,354)--144.75%                                             467,651,661
........................................................................................................
Other assets in excess of other liabilities--1.68%                                            5,432,427
........................................................................................................
Liquidation value of Auction Preferred Shares--(46.43%)                                    (150,000,000)
........................................................................................................
Net Assets applicable to common shareholders--100.00%                                      $323,084,088
-------------------------------------------------------------------------------------------------------

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of September 30, 2003.

# Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.

NR    -- Not Rated.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance Incorporated
MBIA  -- Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Statement of Assets and Liabilities -- September 30, 2003
(unaudited)

ASSETS:
Investments in securities, at value (cost--$450,063,354)           $467,651,661
--------------------------------------------------------------------------------
Cash                                                                     35,325
.................................................................................
Interest receivable                                                   5,914,658
.................................................................................
Other assets                                                              3,144
.................................................................................
Total assets                                                        473,604,788
.................................................................................
LIABILITIES:
Payable to investment advisor and administrator                         266,797
.................................................................................
Dividends payable to auction preferred shareholders                      38,160
.................................................................................
Accrued expenses and other liabilities                                  215,743
.................................................................................
Total liabilities                                                       520,700
.................................................................................
Auction Preferred Shares Series A, B, C & D--3,000 non-
  participating shares authorized, issued and outstanding;
  $0.001 par value; $50,000 liquidation value per share             150,000,000
.................................................................................
Net assets applicable to common shareholders                       $323,084,088
.................................................................................
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock--$0.001 par value; 199,997,000 shares authorized;
  20,628,363 shares issued and outstanding                          302,699,678
.................................................................................
Undistributed net investment income                                   2,805,296
.................................................................................
Accumulated net realized loss from investment transactions               (9,193)
.................................................................................
Net unrealized  appreciation of investments                          17,588,307
.................................................................................
Net assets applicable to common shareholders                       $323,084,088
.................................................................................
Net asset value per common share ($323,084,088 applicable
  to 20,628,363 common shares outstanding)                               $15.66
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18

Insured Municipal Income Fund Inc.

Statement of Operations

                                                                    For the Six
                                                                   Months Ended
                                                                   September 30,
                                                                       2003
                                                                    (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $11,005,288
.................................................................................
EXPENSES:
Investment advisory and administration fees                           2,132,133
.................................................................................
Auction Preferred Shares expenses                                       168,944
.................................................................................
Custody and accounting                                                  132,218
.................................................................................
Reports and notices to shareholders                                      30,275
.................................................................................
Professional fees                                                        30,132
.................................................................................
Transfer agency fees                                                      5,390
.................................................................................
Directors' fees                                                           4,340
.................................................................................
Other expenses                                                            9,484
.................................................................................
                                                                      2,512,916
.................................................................................
Less: Fee waivers from investment advisor and administrator            (362,019)
.................................................................................
Net expenses                                                          2,150,897
.................................................................................
Net investment income                                                 8,854,391
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions                       5,571,599
.................................................................................
Net change in unrealized appreciation/depreciation of investments    (7,010,602)
.................................................................................
Net realized and unrealized loss from investment activities          (1,439,003)
.................................................................................
Dividends to auction preferred shareholders from net
  investment income                                                    (727,505)
.................................................................................
Net increase in net assets applicable to common shareholders
  resulting from operations                                          $6,687,883
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Statement of Changes in Net Assets Applicable to
Common Shareholders

                                                  For the Six
                                                  Months Ended        For the
                                               September 30, 2003   Year Ended
                                                   (unaudited)    March 31, 2003
--------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                $8,854,391     $20,080,569
.................................................................................
Net realized gains from investment transactions       5,571,599       6,118,115
.................................................................................
Net change in unrealized appreciation/
  depreciation of investments                        (7,010,602)      5,616,365
.................................................................................
Dividends to auction preferred shareholders
  from net investment income                           (727,505)     (1,978,974)
.................................................................................
Net increase in net assets applicable to
  common shareholders resulting from operations       6,687,883      29,836,075
.................................................................................
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                (8,663,913)    (17,327,825)
.................................................................................
Net increase (decrease) in net assets applicable
  to common shareholders                             (1,976,030)     12,508,250
.................................................................................
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                 325,060,118     312,551,868
.................................................................................
End of period (including undistributed net
  investment income of $2,805,296 and $3,342,323,
  respectively)                                    $323,084,088    $325,060,118
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

Insured Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund.
Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)


CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. UBS Global AM has agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee is 0.70% of average weekly net assets. This waiver will continue indefinitely unless the Board agrees to any change. At September 30, 2003, the Fund owed UBS Global AM $267,747 representing $344,246 for investment advisory and administration fees less fee waivers of $76,499. For the six months ended September 30, 2003, UBS Global AM waived $362,019 in investment advisory and administration fees from the Fund.

COMMON STOCK

There are 199,997,000 shares of $0.001 par value common stock authorized and 20,628,363 common shares outstanding at September 30, 2003.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of Auction Preferred Shares Series A, 800 shares of Auction Preferred Shares Series B, 800 shares of Auction Preferred Shares Series C and 600 shares of Auction Preferred Shares Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for APS Series A, 28 days for APS Series B, 90 days for APS Series C and 7 days for APS Series
D. As of the end of November 2003, dividend periods for Series B and C are expected to be reset every 7 days as well. Dividend rates ranged from 0.65% to 1.25% for the six months ended September 30, 2003.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

--------------------------------------------------------------------------------
22

Insured Municipal Income Fund Inc.

Notes to Financial Statements  (unaudited)


The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the auction preferred shares will vote separately as a class on certain matters, as required by law. The holders of the auction preferred shares have the right to elect two directors of the Fund.

The redemption of the Fund's auction preferred shares is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

It is anticipated that the Fund will issue additional shares of Auction Preferred Shares in December 2003. All shares are expected to have terms similar to those of the existing APS.

FEDERAL TAX STATUS

For federal income tax purposes, at September 30, 2003, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (from investments having
  an excess value over cost) .....................................  $19,431,089
Gross depreciation (from investments having
  an excess of cost over value) ..................................   (1,842,782)
                                                                    -----------
Net unrealized appreciation of investments .......................  $17,588,307
                                                                    ===========
For the six months ended September 30, 2003, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $113,462,643 and $159,175,657, respectively.

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 were as follows:

Distributions paid from:                                   2003          2002
                                                       -----------   -----------
Tax-exempt income ..................................   $19,306,799   $18,703,218
                                                       -----------   -----------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the portfolio after the portfolio's fiscal year end at March 31, 2004.

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.

Financial Highlights


Selected data for a share of common stock outstanding throughout each period is presented below:

                                      FOR THE SIX
                                      MONTHS ENDED                           FOR THE YEARS ENDED MARCH 31,
                                   SEPTEMBER 30, 2003   ---------------------------------------------------------------------
                                       (UNAUDITED)         2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $15.76          $15.15         $15.30         $14.54         $15.58         $15.40
...............................................................................................................................
Net investment income                        0.43            0.97           1.01           1.04           1.04           1.02
...............................................................................................................................
Net realized and unrealized
  gains (loss) from
  investment transactions                   (0.07)           0.58          (0.26)          0.79          (1.05)          0.18
...............................................................................................................................
Common share equivalent of
  dividends paid to auction
  preferred shareholders from
  net investment income                     (0.04)          (0.10)         (0.17)         (0.31)         (0.26)         (0.25)
...............................................................................................................................
Net increase (decrease) from
  operations applicable to
  common shareholders                        0.32            1.45           0.58           1.52          (0.27)          0.95
...............................................................................................................................
Dividends paid to common
  shareholders from net
  investment income                         (0.42)          (0.84)         (0.73)         (0.76)         (0.77)         (0.77)
...............................................................................................................................
NET ASSET VALUE, END OF PERIOD             $15.66          $15.76         $15.15         $15.30         $14.54         $15.58
...............................................................................................................................
MARKET VALUE, END OF PERIOD                $14.03          $13.98         $13.42         $13.11         $12.00         $14.25
...............................................................................................................................
TOTAL INVESTMENT RETURN(1)                   3.37%          10.61%          8.04%         16.02%        (10.49)%        10.96%
...............................................................................................................................
RATIO TO AVERAGE NET ASSETS
  ATTRIBUTABLE TO COMMON SHARES:
...............................................................................................................................
Total expenses, net of
  waivers from advisor                       1.33%*          1.41%          1.42%          1.44%          1.44%          1.46%
...............................................................................................................................
Total expenses, before
  waivers from advisor                       1.55%*          1.60%          1.61%          1.63%          1.63%          1.65%
...............................................................................................................................
Net investment income
  before auction preferred
  shares dividends                           5.47%*          6.23%          6.57%          7.00%          7.05%          6.58%
...............................................................................................................................
Auction preferred shares dividends           0.45%*          0.61%          1.11%          2.10%          1.75%          1.60%
...............................................................................................................................
Net investment income available
  to common shareholders, net
  of waivers from advisor                    5.02%*          5.62%          5.46%          4.90%          5.30%          4.98%
...............................................................................................................................
Net investment income available
  to common shareholders,
  before waivers from advisor                4.80%*          5.43%          5.27%          4.71%          5.11%          4.79%
...............................................................................................................................
SUPPLEMENTAL DATA:
...............................................................................................................................
Net assets applicable to
  common  shareholders,
  end of period (000's)                  $323,084        $325,060       $312,552       $315,568       $299,876       $321,361
...............................................................................................................................
Portfolio turnover                             26%             24%            14%             2%             8%             5%
...............................................................................................................................
Asset coverage per share
  of auction preferred
  shares, end of period                  $157,695        $158,353       $154,184       $155,189       $149,959       $157,120
------------------------------------------------------------------------------------------------------------------------------


*   Annualized.

(1) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
24

Insured Municipal Income Fund Inc.



GENERAL INFORMATION (UNAUDITED)

THE FUND

Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New YorkStock Exchange ("NYSE").The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $65.0 billion in assets under management as of October 31, 2003.

INVESTMENT POLICY CHANGE

In July 2003, the Fund's Board approved a change in investment policy. The Fund may now invest in securities whose maturities are less than 10 years at the time of purchase. Prior to this change, the Fund had a policy of investing substantially all of its assets in municipal obligations having maturities in excess of 10 years at the time of purchase.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568 or online on the Fund's Web site www.ubs.com/ubsglobalam-proxy.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is published weekly in THE WALLSTREET JOURNAL, THE NEW YORK TIMES and BARRON'S, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on August 12, 2003 (reconvened from July 17, 2003). At the meeting Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, Richard R. Burt, Meyer Feldberg, Frederic V. Malek, Carl W. Schafer, Brian M. Storms and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

--------------------------------------------------------------------------------

Insured Municipal Income Fund Inc.




COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS

                                                                      SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY                   SHARES           WITHHOLD
  IN THE ELECTION OF:                              VOTED FOR        AUTHORITY
--------------------------------------------------------------------------------
Richard Q. Armstrong                           19,421,846.2340     385,527.4288
David J. Beaubien                              19,425,933.2340     381,440.4288
Richard R. Burt                                19,426,140.2340     381,233.4288
Frederic V. Malek                              19,415,928.2340     391,445.4288
Carl W. Schafer                                19,430,655.2340     376,718.4288
Brian M. Storms                                19,442,809.2340     364,564.4288
William D. White                               19,419,647.2340     387,726.4288
--------------------------------------------------------------------------------

AUCTION PREFERRED SHARES

                                                                      SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY                   SHARES           WITHHOLD
  IN THE ELECTION OF:                              VOTED FOR        AUTHORITY
--------------------------------------------------------------------------------
Margo N. Alexander                                   2,612              0
Meyer Feldberg                                       2,612              0
--------------------------------------------------------------------------------

Broker non-votes were as follows: common stock--823,601.3372 shares; and Auction Preferred Shares--388 shares.

Subsequent to the shareholder meeting, Mr. Malek resigned from the Fund's board.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash.Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash.
An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

--------------------------------------------------------------------------------
26

Insured Municipal Income Fund Inc.



GENERAL INFORMATION (UNAUDITED) (CONCLUDED)

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

Directors
Brian M. Storms                         Richard R. Burt
CHAIRMAN
                                        Meyer Feldberg
Margo N. Alexander
                                        Carl W. Schafer
Richard Q. Armstrong
                                        William D. White
David J. Beaubien

PRINCIPAL OFFICERS

Joseph A. Varnas                        Elbridge T. Gerry III
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER



INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

(C) 2003 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 8.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 9.  CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a)   (2)  Certifications  of  principal   executive  officer  and  principal
         financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSURED MUNICIPAL INCOME FUND INC.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    DECEMBER 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    DECEMBER 8, 2003

By:      /s/ Paul H. Schubert
         ---------------------
         Paul H. Schubert
         Treasurer

Date:    DECEMBER 8, 2003